Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 26, 2021
Xtrackers S and P SmallCap 600 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers S&P SmallCap 600 ESG ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Xtrackers S&P SmallCap 600 ESG ETF (the “fund”), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.Since the fund is newly offered, portfolio turnover information is not available.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	 Because the fund is new, “ Other Expenses ” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. The Underlying Index seeks to target 75% of the float market capitalization (i.e., the amount of stock which is available for trading by the general public) of each Global Industry Classification Standard Industry Group (“GICS Industry Group”) within the S&P SmallCap 600 Index, using an ESG score as the defining characteristic.All constituents of the S&P SmallCap 600 Index are eligible for selection by the Underlying Index, with the exception of companies that:■ Engage in the production of tobacco, have tobacco sales accounting for greater than 10% of their revenue, derive more than 10% of their revenue from tobacco-related products and services, or hold more than a 25% stake in a company involved in these activities;■ Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium weapons, white phosphorous weapons, nuclear weapons, or hold more than a 25% stake in a company involved in these activities).■ Fall within the bottom 5% of the United Nations Global Compact (“UNGC”) score ranking. UNGC scores are provided by Arabesque, a global asset management firm, which implements quantitative models and data to analyze news reports and other publicly available information to rate a company based on the normative principles of the United Nations Global Compact – human rights, labor rights, the environment, and anti-corruption.■ Fall within the lowest 15% to 25% of ESG scores from each GICS Industry Group. ESG scores are assigned by SAM (formerly RobecoSAM), an international investment company focusing on sustainability investments. For the purposes of ESG assessment, SAM uses a Corporate Sustainability Assessment (“CSA”), a rules-based questionnaire, to compile and analyze information relating to companies’ use of ESG factors. SAM also assigns companies to industries defined by SAM and the assessment is largely specific to each industry. SAM uses the Global Industry Classification Standard (GICS®) as its starting point for determining industry classification.■ Generate 5% or more of their revenue from thermal coal, specifically thermal coal extraction and power generation.After excluding such companies, the Underlying Index selects from the remaining companies in the S&P SmallCap 600 Index as follows:1. For each GICS Industry Group, companies are selected in decreasing order of ESG Score, until 75% of the Universe float-adjusted market capitalization (“FMC”) is reached.2. For each GICS Industry Group, existing companies ranked between 65% and 85% are selected to get as close as possible to the target 75% of FMC.3. If the combined FMC of selected companies is not above the 75% FMC target, companies not already selected from the Eligible Universe may be added in decreasing order of ESG Score to get as close as possible to the 75% FMC target. This process will stop when the addition of the next eligible company would result in the total FMC of the relevant GICS Industry Group moving further away from the 75% FMC target.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index.As of December 21, 2020, the Underlying Index consisted of 408 securities, with an average market capitalization of approximately $1.554 billion and a minimum market capitalization of approximately $152 million. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended (“1940 Act”). The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of December 21, 2020, a significant percentage of the Underlying Index was comprised of issuers in the industrials (19.6%), consumer discretionary (16.9%) and information technology (15.7%) sectors. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. The consumer discretionary goods sector includes durable goods, apparel, entertainment and leisure, and automobiles. The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. To the extent that the fund tracks the Underlying Index, the fund’s investment in certain sectors may change over time.Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.While the fund is currently classified as “non-diversified”under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Xtrackers ETFs are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, Standard & Poor’s Financial Services LLC, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P SmallCap 600 ESG Index.Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund.Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance.Industrials sector risk. To the extent that the fund invests significantly in the industrials sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.Consumer discretionary sector risk. To the extent that the fund invests significantly in the consumer discretionary sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss. This may be magnified in circumstances where redemptions from the fund may be higher than normal.Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor and its affiliates do not provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant”(“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax efficiency purposes, the fund may sell certain securities, and such sale may cause the fund to realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.If the fund becomes classified as “diversified” over time and again becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track, non-diversification risk would apply.Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events, and securities lending in general, could trigger adverse tax consequences for the fund and its investors. For example, if the fund loans its securities, the fund and its investors may lose the ability to treat certain fund distributions associated with those securities as qualified dividend income.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the fund has not yet commenced operations and therefore does not report its performance information.Once available, the fund’s performance information will be accessible on the fund’s website at Xtrackers.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance.Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the fund’s performance information will be accessible on the fund’s website at Xtrackers.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the fund has not yet commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Xtrackers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Xtrackers S and P SmallCap 600 ESG ETF | Xtrackers S&P SmallCap 600 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	$ 48

[1]	Because the fund is new, “ Other Expenses ” are based on estimated amounts for the current fiscal year.